Derivative Instruments - Schedule of Derivative-Related Credit Risk (Detail) - CAD ($) $ in Millions		Oct. 31, 2024	Oct. 31, 2023
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost	[1]	$ 10,129	$ 10,295
Derivative credit risk equivalents	[1]	46,577	42,410
Derivative credit risk weighted assets		7,819	8,236
Interest rate contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1]	3,228	2,056
Derivative credit risk equivalents before master netting agreements	[1]	11,341	7,966
Derivative credit risk weighted assets before master netting agreements		1,997	1,621
Interest rate contract [member] | Over the Counter1 [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1]	3,098	1,882
Derivative credit risk equivalents before master netting agreements	[1]	11,042	7,666
Derivative credit risk weighted assets before master netting agreements		1,991	1,615
Interest rate contract [member] | Exchange Traded [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1]	130	174
Derivative credit risk equivalents before master netting agreements	[1]	299	300
Derivative credit risk weighted assets before master netting agreements		6	6
Interest rate contract [member] | Written put options [member] | Over the Counter1 [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1]	2	1
Derivative credit risk equivalents before master netting agreements	[1]	211	140
Derivative credit risk weighted assets before master netting agreements		78	77
Interest rate contract [member] | Written put options [member] | Exchange Traded [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative credit risk equivalents before master netting agreements	[1]	1
Interest rate contract [member] | Futures contract [member] | Exchange Traded [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1]	122	171
Derivative credit risk equivalents before master netting agreements	[1]	279	296
Derivative credit risk weighted assets before master netting agreements		6	6
Interest rate contract [member] | Swap contract [member] | Over the Counter1 [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1]	2,404	1,265
Derivative credit risk equivalents before master netting agreements	[1]	7,797	5,133
Derivative credit risk weighted assets before master netting agreements		1,125	1,006
Interest rate contract [member] | Forward rate agreements [member] | Over the Counter1 [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1]	650	571
Derivative credit risk equivalents before master netting agreements	[1]	2,696	2,219
Derivative credit risk weighted assets before master netting agreements		600	471
Interest rate contract [member] | Purchased options [member] | Over the Counter1 [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1]	42	45
Derivative credit risk equivalents before master netting agreements	[1]	338	174
Derivative credit risk weighted assets before master netting agreements		188	61
Interest rate contract [member] | Purchased options [member] | Exchange Traded [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1]	8	3
Derivative credit risk equivalents before master netting agreements	[1]	19	4
Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1]	4,411	4,375
Derivative credit risk equivalents before master netting agreements	[1]	17,431	16,387
Derivative credit risk weighted assets before master netting agreements		2,758	3,389
Foreign exchange contracts [member] | Over the Counter1 [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1],[2]	4,411	4,372
Derivative credit risk equivalents before master netting agreements	[1],[2]	17,427	16,379
Derivative credit risk weighted assets before master netting agreements	[2]	2,758	3,389
Foreign exchange contracts [member] | Exchange Traded [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1]		3
Derivative credit risk equivalents before master netting agreements	[1]	4	8
Foreign exchange contracts [member] | Written put options [member] | Over the Counter1 [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1],[2]	1	2
Derivative credit risk equivalents before master netting agreements	[1],[2]	119	118
Derivative credit risk weighted assets before master netting agreements	[2]	27	39
Foreign exchange contracts [member] | Futures contract [member] | Exchange Traded [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative credit risk equivalents before master netting agreements	[1]	1
Foreign exchange contracts [member] | Swap contract [member] | Over the Counter1 [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1],[2]	1,559	1,921
Derivative credit risk equivalents before master netting agreements	[1],[2]	7,218	6,517
Derivative credit risk weighted assets before master netting agreements	[2]	825	1,313
Foreign exchange contracts [member] | Forward rate agreements [member] | Over the Counter1 [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1],[2]	2,709	2,300
Derivative credit risk equivalents before master netting agreements	[1],[2]	9,643	9,296
Derivative credit risk weighted assets before master netting agreements	[2]	1,764	1,908
Foreign exchange contracts [member] | Purchased options [member] | Over the Counter1 [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1],[2]	142	149
Derivative credit risk equivalents before master netting agreements	[1],[2]	447	448
Derivative credit risk weighted assets before master netting agreements	[2]	142	129
Foreign exchange contracts [member] | Purchased options [member] | Exchange Traded [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1]		3
Derivative credit risk equivalents before master netting agreements	[1]	3	8
Commodity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1]	1,513	1,094
Derivative credit risk equivalents before master netting agreements	[1]	5,972	4,055
Derivative credit risk weighted assets before master netting agreements		1,322	929
Commodity contract [member] | Over the Counter1 [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1]	1,158	519
Derivative credit risk equivalents before master netting agreements	[1]	4,986	2,568
Derivative credit risk weighted assets before master netting agreements		1,303	899
Commodity contract [member] | Exchange Traded [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1]	355	575
Derivative credit risk equivalents before master netting agreements	[1]	986	1,487
Derivative credit risk weighted assets before master netting agreements		19	30
Commodity contract [member] | Written put options [member] | Over the Counter1 [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1]	10	47
Derivative credit risk equivalents before master netting agreements	[1]	246	331
Derivative credit risk weighted assets before master netting agreements		86	106
Commodity contract [member] | Written put options [member] | Exchange Traded [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1]		3
Derivative credit risk equivalents before master netting agreements	[1]	73	83
Derivative credit risk weighted assets before master netting agreements		1	2
Commodity contract [member] | Futures contract [member] | Exchange Traded [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1]	176	243
Derivative credit risk equivalents before master netting agreements	[1]	594	869
Derivative credit risk weighted assets before master netting agreements		12	17
Commodity contract [member] | Swap contract [member] | Over the Counter1 [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1]	993	468
Derivative credit risk equivalents before master netting agreements	[1]	4,256	1,957
Derivative credit risk weighted assets before master netting agreements		1,035	683
Commodity contract [member] | Purchased options [member] | Over the Counter1 [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1]	155	4
Derivative credit risk equivalents before master netting agreements	[1]	484	280
Derivative credit risk weighted assets before master netting agreements		182	110
Commodity contract [member] | Purchased options [member] | Exchange Traded [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1]	179	329
Derivative credit risk equivalents before master netting agreements	[1]	319	535
Derivative credit risk weighted assets before master netting agreements		6	11
Equity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1]	874	2,324
Derivative credit risk equivalents before master netting agreements	[1]	11,524	12,909
Derivative credit risk weighted assets before master netting agreements		1,703	2,216
Equity contract [member] | Over the Counter1 [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1]	199	684
Derivative credit risk equivalents before master netting agreements	[1]	8,625	8,274
Derivative credit risk weighted assets before master netting agreements		1,645	2,123
Equity contract [member] | Exchange Traded [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1]	675	1,640
Derivative credit risk equivalents before master netting agreements	[1]	2,899	4,635
Derivative credit risk weighted assets before master netting agreements		58	93
Credit Contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1]	103	446
Derivative credit risk equivalents before master netting agreements	[1]	309	1,093
Derivative credit risk weighted assets before master netting agreements		$ 39	$ 81

[1]	Replacement cost and credit risk equivalent are presented after the impact of master netting agreements and calculated using the Standardized Approach for Counterparty Credit Risk (SA-CCR) in accordance with the CAR Guideline issued by OSFI. The table therefore excludes loan commitment derivatives.
[2]	Gold contracts are included in foreign exchange contracts.